Income taxes - Expense composition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current income tax expense (recovery)
For current reporting year	$ 96	$ 82	$ 58
Adjustments recognized in the current period for income tax of prior periods	1	1	(10)
Total	97	83	48
Deferred income tax expense (recovery)
Arising from the origination and reversal of temporary differences	(31)	(15)	(3)
Adjustments recognized in the current period for income tax of prior periods	1	(4)	3
Total	(30)	(19)	0
Income tax expense	$ 67	$ 64	$ 48